Segment Reporting Segment Reporting - Textuals (Details)	Dec. 31, 2016 facilities location state hospital
Segment Reporting Information [Line Items]
Number of legacy hospital-based Home Health agancies reclassified to Inpatient Rehabilitation segment | hospital	25
Number of states in which Entity operates | state	35
Inpatient Rehabilitation Segment [Member]
Segment Reporting Information [Line Items]
Number of states in which Entity operates | state	30
Number of inpatient rehabilitation hospitals	123
Number of Joint Venture hospitals accounted for using equity method of accounting	1
Number of inpatient rehabilitation units under management contracts	5
Home Health and Hospice Segment [Member]
Segment Reporting Information [Line Items]
Number of states in which Entity operates | state	25
Number of Hospital Based Home Health and Hospice Agencies | location	223
Number of Joint Venture Agencies Accounted for Using the Equity Method	2